General and Administrative Expenses_Details Of General And Administrative Expenses(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits
Salaries and short-term employee benefits - salaries	₩ 2,465,132	₩ 1,874,396	₩ 1,764,459
Salaries and short-term employee benefits - others	822,536	734,119	755,829
Post-employment benefits - defined benefit plans	231,704	196,119	186,739
Post-employment benefits - defined contribution plans	15,046	9,361	10,262
Termination benefits	160,798	903,435	391,549
Share-based payments	73,370	38,190	17,429
Sub-total	3,768,586	3,755,620	3,126,267
Depreciation and amortization	370,378	288,620	257,306
Other general and administrative expenses
Rental expense	320,920	280,888	273,531
Tax and dues	195,965	134,892	142,272
Communication	44,516	37,114	37,136
Electricity and utilities	31,158	29,921	28,752
Publication	17,383	17,300	18,337
Repairs and maintenance	20,524	15,722	15,777
Vehicle	11,587	9,624	10,291
Travel	17,407	8,059	6,784
Training	26,664	23,426	23,544
Service fees	179,311	129,032	115,919
Electronic data processing expenses	172,007	160,863	163,160
Advertising	199,676	142,186	124,546
Others	252,582	195,444	179,962
Sub-total	1,489,700	1,184,471	1,140,011
Total	₩ 5,628,664	₩ 5,228,711	₩ 4,523,584